Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories
Summary of inventories

	December 31,
(Millions of dollars)	2018	2017
At lower of LIFO cost or market:
Hogs and materials	$361	$313
Fresh pork and materials	36	28
LIFO adjustment	(58)	(31)
Total inventories at lower of LIFO cost or market	339	310
At lower of FIFO cost and net realizable value:
Grains, oilseeds and other commodities	229	253
Sugar produced and in process	17	38
Other	81	90
Total inventories at lower of FIFO cost and net realizable value	327	381
Grain, flour and feed at lower of weighted average cost and net realizable value	149	89
Total inventories	$815	$780

Schedule of reserve for LIFO valuation

	Balance at	Increase	Balance at
(Millions of dollars)	beginning of year	(decrease)	end of year
Reserve for LIFO Valuation:
Year Ended December 31, 2018	$31	27	$58
Year Ended December 31, 2017	$21	10	$31
Year Ended December 31, 2016	$28	(7)	$21